NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED JULY 26, 2013

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2012

Effective August 1, 2013, Emily Alejos will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-TEMS-0713P